UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled Trust

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1. Reports to Stockholders

Semiannual report

Multi-asset mutual fund

Delaware Global Listed Real Assets Fund

April 30, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Global Listed Real Assets Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Global Listed Real Assets Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of April 30, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2022 to April 30, 2023 (Unaudited)

The investment objective of the Fund is to seek total return, which is targeted to be in excess of inflation, through growth of capital and current income.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2022 to April 30, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2022 to April 30, 2023 (Unaudited)

Delaware Global Listed Real Assets Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratio	Expenses Paid During Period 11/1/22 to 4/30/23*
Actual Fund return†
Class A	$1,000.00	$1,059.10	1.28%	$ 6.53
Class C	1,000.00	1,055.10	2.03%	10.34
Class R	1,000.00	1,058.10	1.53%	7.81
Institutional Class	1,000.00	1,060.70	1.03%	5.26
Class R6	1,000.00	1,061.30	0.94%	4.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.28%	$ 6.41
Class C	1,000.00	1,014.73	2.03%	10.14
Class R	1,000.00	1,017.21	1.53%	7.65
Institutional Class	1,000.00	1,019.69	1.03%	5.16
Class R6	1,000.00	1,020.13	0.94%	4.71

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings

Delaware Global Listed Real Assets Fund	As of April 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	10.82%
Basic Industry	1.34%
Capital Goods	0.57%
Communications	2.54%
Consumer Cyclical	1.56%
Consumer Non-Cyclical	1.30%
Electric	1.04%
Energy	1.85%
Real Estate Investment Trusts	0.06%
Transportation	0.56%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Loan Agreements	2.08%
Sovereign Bonds	10.55%
US Treasury Obligations	10.20%
Closed-Ended Trust	0.43%
Common Stocks	60.98%
Consumer Staples	1.46%
Energy	9.50%
Financials	0.11%
Home builders	0.36%
Industrials	9.77%
Information Technology	1.20%
Materials	7.54%
Real Estate	0.67%
Real Estate Operating Companies/Developer	0.66%
REIT Diversified	2.56%
REIT Healthcare	2.16%
REIT Hotel	0.37%
REIT Industrial	2.89%
REIT Information Technology	1.99%
REIT Mall	0.39%
REIT Manufactured Housing	0.75%
REIT Multifamily	2.01%
REIT Office	0.42%
REIT Retail	0.52%
REIT Self-Storage	1.83%
REIT Shopping Center	0.75%

3

Security type / sector allocations and top 10 equity holdings

Delaware Global Listed Real Assets Fund

Security type / sector	Percentage of net assets
REIT Single Tenant	1.65%
REIT Specialty	0.55%
Utilities	10.87%
Short-Term Investments	2.87%
Total Value of Securities	99.56%
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
ALEATICA	1.72%
Prologis	1.22%
Cellnex Telecom	1.12%
CCR	1.12%
Equinix	1.09%
Enel	1.02%
Snam	1.00%
Welltower	0.99%
Enav 144A	0.99%
National Grid	0.99%

4

Schedule of investments

Delaware Global Listed Real Assets Fund	April 30, 2023 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds — 10.82%
Basic Industry — 1.34%
Chemours 144A 4.625% 11/15/29 #	394,000	$324,878
First Quantum Minerals 144A 6.875% 3/1/26 #	200,000	196,557
FMG Resources August 2006
144A 5.875% 4/15/30 #	100,000	97,075
144A 6.125% 4/15/32 #	100,000	96,906
Freeport-McMoRan 5.45% 3/15/43	235,000	220,951
Novelis
144A 3.875% 8/15/31 #	255,000	213,907
144A 4.75% 1/30/30 #	140,000	126,894
Univar Solutions USA 144A 5.125% 12/1/27 #	265,000	265,724
Vibrantz Technologies 144A 9.00% 2/15/30 #	120,000	91,871
		1,634,763
Capital Goods — 0.57%
Clean Harbors 144A 5.125% 7/15/29 #	195,000	187,635
GFL Environmental 144A 5.125% 12/15/26 #	160,000	157,640
Sealed Air
144A 4.00% 12/1/27 #	175,000	163,805
144A 5.00% 4/15/29 #	200,000	191,909
		700,989
Communications — 2.54%
CCO Holdings 144A 5.375% 6/1/29 #	340,000	312,211
CMG Media 144A 8.875% 12/15/27 #	210,000	163,071
CSC Holdings 144A 3.375% 2/15/31 #	200,000	137,621
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	43,000	31,553
DISH DBS 144A 5.75% 12/1/28 #	209,000	148,972
Frontier Communications Holdings 144A 5.875% 10/15/27 #	293,000	269,973
Gray Escrow II 144A 5.375% 11/15/31 #	380,000	243,972
Lamar Media 3.75% 2/15/28	175,000	161,146
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	184,543
Nexstar Media 144A 5.625% 7/15/27 #	213,000	200,266
Outfront Media Capital 144A 4.625% 3/15/30 #	245,000	207,067
Sirius XM Radio 144A 5.50% 7/1/29 #	300,000	267,564
Sprint Capital 8.75% 3/15/32	65,000	79,509
T-Mobile USA
3.375% 4/15/29	60,000	55,046
4.75% 2/1/28	105,000	104,575
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	400,000	367,644

5

Schedule of investments

Delaware Global Listed Real Assets Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	$166,008
		3,100,741
Consumer Cyclical — 1.56%
Carnival
144A 5.75% 3/1/27 #	175,000	144,217
144A 6.00% 5/1/29 #	180,000	141,444
144A 7.625% 3/1/26 #	190,000	173,939
Hilton Domestic Operating
144A 4.00% 5/1/31 #	85,000	75,257
4.875% 1/15/30	200,000	190,062
Lennar 5.00% 6/15/27	95,000	94,936
Murphy Oil USA 144A 3.75% 2/15/31 #	321,000	274,936
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	490,000	432,543
VICI Properties 144A 5.75% 2/1/27 #	216,000	214,819
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	175,000	162,892
		1,905,045
Consumer Non-Cyclical — 1.30%
CHS 144A 5.25% 5/15/30 #	313,000	261,167
HCA
3.50% 9/1/30	10,000	9,006
5.375% 2/1/25	70,000	70,061
5.875% 2/1/29	305,000	314,562
JBS USA Lux 144A 5.50% 1/15/30 #	289,000	276,274
Pilgrim’s Pride 144A 5.875% 9/30/27 #	332,000	330,727
Tenet Healthcare
4.25% 6/1/29	204,000	187,343
6.875% 11/15/31	135,000	132,424
		1,581,564
Electric — 1.04%
Calpine
144A 5.00% 2/1/31 #	35,000	29,526
144A 5.125% 3/15/28 #	345,000	319,130
NRG Energy 144A 3.625% 2/15/31 #	190,000	154,078
PG&E 5.25% 7/1/30	85,000	78,423
TerraForm Power Operating 144A 4.75% 1/15/30 #	308,000	286,007

6

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 5.00% 7/31/27 #	70,000	$66,635
144A 5.50% 9/1/26 #	70,000	68,701
144A 5.625% 2/15/27 #	275,000	268,655
		1,271,155
Energy — 1.85%
Callon Petroleum 144A 8.00% 8/1/28 #	85,000	83,960
CNX Resources
144A 6.00% 1/15/29 #	265,000	245,440
144A 7.25% 3/14/27 #	10,000	9,899
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	82,000	78,794
144A 6.00% 2/1/29 #	209,000	197,185
DCP Midstream Operating 5.125% 5/15/29	210,000	208,451
EQM Midstream Partners 144A 4.75% 1/15/31 #	320,000	262,639
Genesis Energy 6.50% 10/1/25	265,000	259,727
Hilcorp Energy I 144A 6.00% 4/15/30 #	100,000	93,293
Marathon Oil 4.40% 7/15/27	75,000	73,305
Murphy Oil
5.875% 12/1/27	195,000	192,028
6.375% 7/15/28	105,000	104,730
NuStar Logistics
6.00% 6/1/26	90,000	88,684
6.375% 10/1/30	80,000	77,125
Occidental Petroleum
6.60% 3/15/46	55,000	58,765
6.625% 9/1/30	40,000	42,740
Targa Resources Partners 4.875% 2/1/31	195,000	183,947
		2,260,712
Real Estate Investment Trusts — 0.06%
HAT Holdings I 144A 3.75% 9/15/30 #	100,000	78,691
		78,691
Transportation — 0.56%
Air Canada 144A 3.875% 8/15/26 #	255,000	236,369
American Airlines 144A 5.75% 4/20/29 #	309,402	294,419

7

Schedule of investments

Delaware Global Listed Real Assets Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines
144A 7.00% 5/1/25 #	82,000	$84,624
7.375% 1/15/26	67,000	70,696
		686,108
Total Corporate Bonds (cost $14,430,730)		13,219,768

Non-Agency Commercial Mortgage-Backed Securities — 1.63%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	175,650
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	600,000	533,777
GS Mortgage Securities Trust Series 2017-GS6 B 3.869% 5/10/50	730,000	647,091
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	633,732
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,373,934)		1,990,250

Loan Agreements — 2.08%
Air Canada 8.369% (LIBOR03M + 3.50%) 8/11/28 •	179,098	179,014
Calpine
7.53% (LIBOR01M + 2.50%) 12/16/27 •	81,140	80,951
7.03% (LIBOR01M + 2.00%) 4/5/26 •	315,701	314,948
Calpine Construction Finance Tranche B 7.025% (LIBOR01M + 2.00%) 1/15/25 •	122,646	122,680
Castlelake Aviation One DAC 7.616% (LIBOR03M + 2.75%) 10/22/26 •	221,625	219,852
Charter Communications Operating Tranche B2 6.732% - 6.795% (SOFR1M + 1.75%) 2/1/27 •	255,519	252,148
CSC Holdings 9.39% (SOFR01M + 4.50%) 1/17/28 •	245,906	226,540
Hamilton Projects Acquiror 9.659% (LIBOR03M + 4.50%) 6/17/27 •	263,133	261,254
Lamar Media Tranche B 6.51% (LIBOR01M + 1.50%) 2/5/27 •	169,139	166,221
Parkway Generation Tranche B 9.902% (SOFR03M + 5.15%) 2/16/29 •	157,679	152,226
Parkway Generation Tranche C 9.902% (SOFR03M + 5.01%) 2/16/29 •	20,735	19,919
Pilot Travel Centers Tranche B 7.082% (SOFR01M + 2.10%) 8/4/28 •	171,938	171,696

8

		Principal amount°	Value (US $)
Loan Agreements (continued)
Setanta Aircraft Leasing DAC 7.159% (LIBOR03M + 2.00%) 11/5/28 •		125,000	$124,777
Sinclair Television Group Tranche B-3 8.03% (LIBOR01M + 3.00%) 4/1/28 •		98,250	83,604
Vistra Operations 6.698% - 6.775% (LIBOR01M + 1.75%) 12/31/25 •		163,947	163,614
Total Loan Agreements (cost $2,567,660)			2,539,444

Sovereign Bonds — 10.55%∆
Australia — 0.29%
Australia Government Bonds
0.75% 11/21/27	AUD	265,934	208,603
2.50% 9/20/30	AUD	145,135	146,192
			354,795
Canada — 0.75%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	581,601	533,591
4.25% 12/1/26	CAD	466,180	382,141
			915,732
France — 2.47%
French Republic Government Bond OAT
144A 0.10% 3/1/26 #	EUR	1,124,851	1,240,924
0.10% 3/1/28	EUR	564,719	630,618
0.10% 3/1/29	EUR	617,597	675,596
144A 0.10% 3/1/36 #	EUR	133,367	142,830
144A 0.10% 7/25/38 #	EUR	189,601	194,647
144A 0.10% 7/25/47 #	EUR	94,932	93,243
144A 0.10% 7/25/53 #	EUR	38,237	37,201
			3,015,059
Germany — 1.35%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/26	EUR	1,237,272	1,362,079
0.50% 4/15/30	EUR	255,893	292,973
			1,655,052
Italy — 0.88%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	518,396	474,084
144A 1.30% 5/15/28 #	EUR	324,269	354,988

9

Schedule of investments

Delaware Global Listed Real Assets Fund

		Principal amount°	Value (US $)
Sovereign Bonds∆ (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro 144A 2.55% 9/15/41 #	EUR	205,901	$245,365
			1,074,437
Japan — 0.36%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	57,552,000	443,367
			443,367
Spain — 0.39%
Spain Government Inflation Linked Bond 144A 1.00% 11/30/30 #	EUR	429,115	478,797
			478,797
United Kingdom — 4.06%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29	GBP	338,523	424,290
0.125% 8/10/41	GBP	380,047	441,410
0.125% 3/22/46	GBP	341,042	378,191
0.125% 3/22/51	GBP	434,137	469,666
0.125% 11/22/56	GBP	157,561	169,259
0.125% 11/22/65	GBP	92,792	100,071
0.125% 3/22/68	GBP	148,019	159,708
0.125% 3/22/73	GBP	90,794	104,109
0.375% 3/22/62	GBP	258,426	304,307
0.50% 3/22/50	GBP	276,876	332,345
0.625% 11/22/42	GBP	369,536	467,915
1.125% 11/22/37	GBP	314,680	433,978
1.25% 11/22/27	GBP	74,753	98,928
1.25% 11/22/32	GBP	769,180	1,071,454
			4,955,631
Total Sovereign Bonds (cost $14,278,428)			12,892,870

US Treasury Obligations — 10.20%
US Treasury Inflation Indexed Bonds
0.125% 2/15/51		261,030	178,788
0.75% 2/15/42		390,494	338,283
0.75% 2/15/45		586,395	496,292
1.00% 2/15/49		292,788	257,646
2.125% 2/15/40		205,581	225,913

10

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Inflation Indexed Notes
0.125% 10/15/25	1,902,177	$1,838,203
0.125% 7/15/30	1,979,928	1,834,572
0.125% 2/15/52	244,670	167,252
0.375% 1/15/27	3,583,792	3,449,682
0.625% 1/15/26	2,836,064	2,765,263
0.625% 7/15/32	481,056	457,081
1.125% 1/15/33	460,335	456,276
Total US Treasury Obligations (cost $12,650,028)		12,465,251

	Number of shares
Closed-Ended Trust — 0.43%
Sprott Physical Uranium Trust †	43,473	522,375
Total Closed-Ended Trust (cost $506,566)		522,375

Common Stocks — 60.98%
Consumer Staples — 1.46%
Archer-Daniels-Midland	6,781	529,460
Bunge	7,186	672,610
Darling Ingredients †	9,732	579,735
		1,781,805
Energy — 9.50%
BP ADR	19,859	799,921
Chesapeake Energy	8,049	665,491
Chord Energy	4,512	642,193
Denbury †	10,534	983,665
Enbridge	28,220	1,122,051
EOG Resources	6,143	733,904
Kimbell Royalty Partners	49,868	799,883
Occidental Petroleum	11,880	730,976
Parex Resources	20,142	408,980
Schlumberger	14,226	702,053
Shell	37,292	1,145,915
TC Energy	27,301	1,134,679
Unit	13,083	562,569
Valaris †	5,542	332,520
Valero Energy	7,402	848,787
		11,613,587

11

Schedule of investments

Delaware Global Listed Real Assets Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Financials — 0.11%
Rice Acquisition Class A †	12,657	$130,747
		130,747
Home builders — 0.36%
China Resources Land	10,000	46,567
Lifestyle Communities	7,107	80,467
Sekisui House	15,200	312,492
		439,526
Industrials — 9.77%
ALEATICA †	1,077,354	2,104,734
Arcosa	11,247	759,622
Atlas Arteria	234,937	1,021,466
CCR	502,170	1,363,202
East Japan Railway	18,500	1,058,600
Enav 144A #	257,344	1,209,374
GrafTech International	50,732	238,948
Li-Cycle Holdings †	48,968	232,598
NuScale Power †	30,433	269,941
Sacyr	357,976	1,184,454
Sunrun †	12,846	270,280
Transurban Group	108,990	1,086,990
Vinci	9,171	1,134,372
		11,934,581
Information Technology — 1.20%
Cellnex Telecom 144A #	32,548	1,370,401
NEXTDC †	11,836	90,824
		1,461,225
Materials — 7.54%
Alcoa	17,581	652,958
Anglo American	22,620	697,017
CF Industries Holdings	13,566	971,054
Corteva	5,961	364,336
Endeavour Mining	13,698	354,231
ERO Copper †	35,273	694,604
Freeport-McMoRan	14,764	559,703
Hudbay Minerals	103,288	517,473
Kinross Gold	110,800	559,540
Louisiana-Pacific	6,237	372,598
Newmont	24,349	1,154,143
Nutrien	9,800	680,120

12

	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
Sylvamo	7,020	$321,657
United States Steel	8,741	199,994
Wheaton Precious Metals	22,471	1,109,618
		9,209,046
Real Estate — 0.67%
Weyerhaeuser	27,558	824,260
		824,260
Real Estate Operating Companies/Developer — 0.66%
Mitsubishi Estate	43,300	533,642
Sumitomo Realty & Development	11,800	275,521
		809,163
REIT Diversified — 2.56%
Aroundtown	29,802	40,602
Capitaland Investment	65,900	184,469
Charter Hall Group	17,787	132,333
CK Asset Holdings	21,027	124,335
Derwent London	3,034	91,597
DigitalBridge Group	6,808	84,624
Fastighets Balder Class B †	17,356	80,806
Inmobiliaria Colonial Socimi	20,072	128,310
Land Securities Group	20,621	174,986
Mapletree Logistics Trust	263,400	344,704
Mapletree Pan Asia Commercial Trust	194,800	258,042
Nomura Real Estate Master Fund	359	420,068
Shaftesbury Capital	44,180	65,406
Sun Hung Kai Properties	39,956	556,319
United Urban Investment	263	292,014
Wharf Real Estate Investment	25,000	144,168
		3,122,783
REIT Healthcare — 2.16%
Aedifica	956	79,857
Alexandria Real Estate Equities	5,149	639,403
Healthcare Realty Trust	12,333	243,947
HealthCo REIT	77,996	68,899
Healthpeak Properties	17,752	390,011
Welltower	15,349	1,215,948
		2,638,065

13

Schedule of investments

Delaware Global Listed Real Assets Fund

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Hotel — 0.37%
Ryman Hospitality Properties	3,311	$296,864
Xenia Hotels & Resorts	12,497	158,212
		455,076
REIT Industrial — 2.89%
Americold Realty Trust	10,832	320,519
First Industrial Realty Trust	4,414	231,602
Goodman Group	22,700	292,640
Mitsubishi Estate Logistics REIT Investment	68	208,532
Nippon Prologis REIT	105	239,198
Prologis	11,874	1,487,218
Rexford Industrial Realty	5,179	288,833
Segro	23,833	250,912
Warehouses De Pauw CVA	7,132	213,259
		3,532,713
REIT Information Technology — 1.99%
American Tower	1,121	229,121
Digital Realty Trust	8,753	867,860
Equinix	1,839	1,331,583
		2,428,564
REIT Mall — 0.39%
Simon Property Group	4,182	473,904
		473,904
REIT Manufactured Housing — 0.75%
Equity LifeStyle Properties	6,576	453,086
Sun Communities	3,385	470,278
		923,364
REIT Multifamily — 2.01%
American Homes 4 Rent Class A	10,522	349,962
Boardwalk Real Estate Investment Trust	2,907	124,446
Canadian Apartment Properties REIT	6,229	228,177
CapitaLand Ascott Trust	3,757	3,041
Equity Residential	7,821	494,678
Gecina	1,621	180,454
InterRent Real Estate Investment Trust	10,236	97,911
LEG Immobilien	1,931	120,192
UDR	8,083	334,070
UNITE Group	20,442	246,659

14

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
Vonovia	12,660	$274,577
		2,454,167
REIT Office — 0.42%
Castellum	6,431	78,176
Fabege	9,523	76,372
Japan Real Estate Investment	39	154,533
Tokyu REIT	109	145,617
Wihlborgs Fastigheter	7,085	57,268
		511,966
REIT Retail — 0.52%
CapitaLand Integrated Commercial Trust	112,300	171,475
Link REIT	53,082	347,204
SmartCentres Real Estate Investment Trust	5,810	112,268
		630,947
REIT Self-Storage — 1.83%
Big Yellow Group	13,215	203,417
Extra Space Storage	4,461	678,251
Life Storage	4,378	588,316
National Storage REIT	87,850	146,321
Public Storage	2,092	616,784
		2,233,089
REIT Shopping Center — 0.75%
Federal Realty Investment Trust	2,071	204,801
Kimco Realty	19,075	366,049
Kite Realty Group Trust	12,323	255,333
Unibail-Rodamco-Westfield †	1,667	89,395
		915,578
REIT Single Tenant — 1.65%
Agree Realty	7,105	483,069
NETSTREIT	12,010	218,822
Realty Income	14,679	922,428
Spirit Realty Capital	10,354	398,215
		2,022,534
REIT Specialty — 0.55%
Invitation Homes	20,163	672,839
		672,839

15

Schedule of investments

Delaware Global Listed Real Assets Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 10.87%
APA Group	77,274	$527,583
Enel	182,310	1,245,563
Hydro One 144A #	36,610	1,072,211
National Grid	84,052	1,205,131
Orsted 144A #	12,902	1,157,956
Pennon Group	96,904	1,047,983
PPL	38,577	1,107,931
Severn Trent	30,106	1,108,912
Snam	220,755	1,226,885
Spruce Power Holding †	168,270	118,025
SSE	51,639	1,191,475
Terna - Rete Elettrica Nazionale	136,590	1,182,288
United Utilities Group	80,301	1,090,847
		13,282,790
Total Common Stocks (cost $70,476,468)		74,502,319

Short-Term Investments — 2.87%
Money Market Mutual Funds — 2.87%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.75%)	877,014	877,014
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.73%)	877,014	877,014
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.87%)	877,014	877,014
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	877,014	877,014
Total Short-Term Investments (cost $3,508,056)		3,508,056
Total Value of Securities—99.56% (cost $120,791,870)		$121,640,333

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of Rule 144A securities was $18,233,547, which represents 14.92% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

16

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

∆	Securities have been classified by country of risk.

†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at April 30, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(1,244,116)	USD	930,090	8/25/23	$9,682	$—
HSBC	AUD	(388,304)	USD	261,248	8/25/23	3,022	—
JPMCB	EUR	(5,563,175)	USD	6,115,859	8/25/23	—	(65,436)
JPMCB	GBP	(3,920,493)	USD	4,860,695	8/25/23	—	(76,695)
TD	JPY	(59,377,590)	USD	450,191	8/25/23	6,293	—
Total Foreign Currency Exchange Contracts						$18,997	$(142,131)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

CITI – Citigroup

CPI – Consumer Price Index

CVA – Certified Dutch Certificate

DAC – Designated Activity Company

GS – Goldman Sachs

ICE – Intercontinental Exchange, Inc.

JPMCB – JPMorgan Chase Bank

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

17

Schedule of investments

Delaware Global Listed Real Assets Fund

Summary of abbreviations: (continued)

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

OAT – Obligations Assimilables du Tresor

REIT – Real Estate Investment Trust

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TD – TD Bank

Summary of currencies:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – European Monetary Unit

GBP – British Pound Sterling

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

18

Statement of assets and liabilities

Delaware Global Listed Real Assets Fund	April 30, 2023 (Unaudited)

Assets:
Investments, at value*	$121,640,333
Cash	374,240
Foreign currencies, at valueΔ	181,389
Dividends and interest receivable	366,419
Receivable for securities sold	124,613
Receivable for fund shares sold	88,137
Foreign tax reclaims receivable	40,028
Prepaid expenses	21,842
Unrealized appreciation on foreign currency exchange contracts	18,997
Other assets	863
Total Assets	122,856,861
Liabilities:
Other accrued expenses	155,729
Payable for securities purchased	150,901
Payable for fund shares redeemed	148,259
Unrealized depreciation on foreign currency exchange contracts	142,131
Investment management fees payable to affiliates	59,177
Administration expenses payable to affiliates	10,372
Distribution fees payable to affiliates	8,332
Total Liabilities	674,901
Total Net Assets	$122,181,960

Net Assets Consist of:
Paid-in capital	$126,793,780
Total distributable earnings (loss)	(4,611,820)
Total Net Assets	$122,181,960

19

Statement of assets and liabilities

Delaware Global Listed Real Assets Fund

Net Asset Value

Class A:
Net assets	$40,110,533
Shares of beneficial interest outstanding, unlimited authorization, no par	3,315,716
Net asset value per share	$12.10
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$12.84

Class C:
Net assets	$1,071,947
Shares of beneficial interest outstanding, unlimited authorization, no par	88,972
Net asset value per share	$12.05

Class R:
Net assets	$3,335,261
Shares of beneficial interest outstanding, unlimited authorization, no par	276,226
Net asset value per share	$12.07

Institutional Class:
Net assets	$72,047,390
Shares of beneficial interest outstanding, unlimited authorization, no par	5,918,267
Net asset value per share	$12.17

Class R6:
Net assets	$5,616,829
Shares of beneficial interest outstanding, unlimited authorization, no par	462,507
Net asset value per share	$12.14

*Investments, at cost	$120,791,870
ΔForeign currencies, at cost	180,771

See accompanying notes, which are an integral part of the financial statements.

20

Statement of operations

Delaware Global Listed Real Assets Fund	Six months ended April 30, 2023 (Unaudited)

Investment Income:
Interest	$1,231,795
Dividends	1,192,682
Foreign tax withheld	(60,699)
2,363,778

Expenses:
Management fees	443,424
Distribution expenses — Class A	50,216
Distribution expenses — Class C	6,347
Distribution expenses — Class R	8,942
Dividend disbursing and transfer agent fees and expenses	69,697
Registration fees	38,305
Accounting and administration expenses	26,258
Reports and statements to shareholders expenses	22,963
Audit and tax fees	20,297
Custodian fees	13,575
Legal fees	8,214
Trustees’ fees and expenses	3,104
Other	37,924
749,266
Less expenses waived	(75,597)
Less expenses paid indirectly	(23)
Total operating expenses	673,646
Net Investment Income (Loss)	1,690,132

21

Statement of operations

Delaware Global Listed Real Assets Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(3,468,519)
Foreign currencies	(604,945)
Foreign currency exchange contracts	(538,656)
Futures contracts	12,320
Options purchased	(6,797)
Net realized gain (loss)	(4,606,597)

Net change in unrealized appreciation (depreciation) on:
Investments	10,399,953
Foreign currencies	12,306
Foreign currency exchange contracts	(727,084)
Futures contracts	(563)
Net change in unrealized appreciation (depreciation)	9,684,612
Net Realized and Unrealized Gain (Loss)	5,078,015
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,768,147

See accompanying notes, which are an integral part of the financial statements.

22

Statements of changes in net assets

Delaware Global Listed Real Assets Fund

	Six months ended 4/30/23 (Unaudited)	Year ended 10/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,690,132	$3,237,788
Net realized gain (loss)	(4,606,597)	13,307,131
Net change in unrealized appreciation (depreciation)	9,684,612	(24,087,613)
Net increase (decrease) in net assets resulting from operations	6,768,147	(7,542,694)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,505,948)	(2,938,330)
Class C	(148,136)	(97,422)
Class R	(401,050)	(252,446)
Institutional Class	(7,335,637)	(4,496,346)
Class R6	(629,000)	(566,406)
	(13,019,771)	(8,350,950)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,048,280	3,464,366
Class C	91,056	417,726
Class R	215,642	602,312
Institutional Class	12,533,504	26,311,289
Class R6	82,772	528,213

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,369,479	2,825,350
Class C	148,133	97,422
Class R	401,050	252,446
Institutional Class	7,331,221	4,493,624
Class R6	612,517	391,664
	26,833,654	39,384,412

23

Statements of changes in net assets

Delaware Global Listed Real Assets Fund

	Six months ended 4/30/23 (Unaudited)	Year ended 10/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,157,461)	$(5,739,120)
Class C	(422,607)	(573,891)
Class R	(654,934)	(818,693)
Institutional Class	(8,760,222)	(24,332,333)
Class R6	(340,108)	(2,810,015)
	(13,335,332)	(34,274,052)
Increase in net assets derived from capital share transactions	13,498,322	5,110,360
Net Increase (Decrease) in Net Assets	7,246,698	(10,783,284)

Net Assets:
Beginning of period	114,935,262	125,718,546
End of period	$122,181,960	$114,935,262

See accompanying notes, which are an integral part of the financial statements.

24

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Financial highlights

Delaware Global Listed Real Assets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 4/30/23[1]	Year ended
(Unaudited)	10/31/22	10/31/21	10/31/20	10/31/19[2]	10/31/18
$12.85	$14.67	$11.43	$12.88	$10.87	$11.36

0.17	0.34	0.21	0.19	0.14	0.19
0.54	(1.20)	3.24	(1.18)	2.07	(0.21)
0.71	(0.86)	3.45	(0.99)	2.21	(0.02)

(0.33)	(0.49)	(0.21)	(0.14)	(0.20)	(0.16)
(1.13)	(0.47)	—	(0.32)	—	(0.26)
—	—	—	—	—	(0.05)
(1.46)	(0.96)	(0.21)	(0.46)	(0.20)	(0.47)

$12.10	$12.85	$14.67	$11.43	$12.88	$10.87

5.91%	(6.23)%	30.28%	(7.86)%	20.55%	(0.26)%

$40,111	$40,036	$45,151	$38,879	$51,133	$50,627
1.28%	1.31%	1.33%	1.37%	1.42%	1.39%
1.41%	1.38%	1.39%	1.57%	1.58%	1.41%
2.71%	2.48%	1.53%	1.62%	1.21%	1.76%
2.58%	2.41%	1.47%	1.42%	1.05%	1.74%
46%	65%	60%	84%	125%	120%

27

Financial highlights

Delaware Global Listed Real Assets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended 4/30/23[1]	Year ended
(Unaudited)	10/31/22	10/31/21	10/31/20	10/31/19[2]	10/31/18
$12.81	$14.63	$11.39	$12.85	$10.85	$11.31

0.12	0.24	0.10	0.10	0.05	0.11
0.54	(1.21)	3.23	(1.17)	2.07	(0.21)
0.66	(0.97)	3.33	(1.07)	2.12	(0.10)

(0.29)	(0.38)	(0.09)	(0.07)	(0.12)	(0.05)
(1.13)	(0.47)	—	(0.32)	—	(0.26)
—	—	—	—	—	(0.05)
(1.42)	(0.85)	(0.09)	(0.39)	(0.12)	(0.36)

$12.05	$12.81	$14.63	$11.39	$12.85	$10.85

5.51%	(6.95)%	29.31%	(8.55)%	19.64%	(0.99)%

$1,072	$1,334	$1,601	$2,302	$4,082	$4,810
2.03%	2.06%	2.08%	2.12%	2.17%	2.14%
2.16%	2.13%	2.14%	2.32%	2.33%	2.16%
1.96%	1.73%	0.78%	0.87%	0.46%	1.01%
1.83%	1.66%	0.72%	0.67%	0.30%	0.99%
46%	65%	60%	84%	125%	120%

29

Financial highlights

Delaware Global Listed Real Assets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

30

Six months ended 4/30/23[1]	Year ended
(Unaudited)	10/31/22	10/31/21	10/31/20	10/31/19[2]	10/31/18
$12.83	$14.65	$11.41	$12.87	$10.86	$11.35

0.15	0.31	0.17	0.16	0.11	0.17
0.53	(1.21)	3.24	(1.18)	2.07	(0.22)
0.68	(0.90)	3.41	(1.02)	2.18	(0.05)

(0.31)	(0.45)	(0.17)	(0.12)	(0.17)	(0.13)
(1.13)	(0.47)	—	(0.32)	—	(0.26)
—	—	—	—	—	(0.05)
(1.44)	(0.92)	(0.17)	(0.44)	(0.17)	(0.44)

$12.07	$12.83	$14.65	$11.41	$12.87	$10.86

5.81%	(6.49)%	30.02%	(8.14)%	20.30%	(0.54)%

$3,335	$3,574	$4,046	$4,149	$4,966	$4,934
1.53%	1.56%	1.58%	1.62%	1.67%	1.64%
1.66%	1.63%	1.64%	1.82%	1.83%	1.66%
2.46%	2.23%	1.28%	1.37%	0.96%	1.51%
2.33%	2.16%	1.22%	1.17%	0.80%	1.49%
46%	65%	60%	84%	125%	120%

31

Financial highlights

Delaware Global Listed Real Assets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

32

Six months ended 4/30/23[1]	Year ended
(Unaudited)	10/31/22	10/31/21	10/31/20	10/31/19[2]	10/31/18
$12.92	$14.75	$11.49	$12.94	$10.91	$11.41

0.18	0.38	0.25	0.22	0.17	0.22
0.54	(1.22)	3.25	(1.19)	2.09	(0.22)
0.72	(0.84)	3.50	(0.97)	2.26	— [4]

(0.34)	(0.52)	(0.24)	(0.16)	(0.23)	(0.19)
(1.13)	(0.47)	—	(0.32)	—	(0.26)
—	—	—	—	—	(0.05)
(1.47)	(0.99)	(0.24)	(0.48)	(0.23)	(0.50)

$12.17	$12.92	$14.75	$11.49	$12.94	$10.91

6.07%	(6.03)%	30.62%	(7.63)%	20.94%	(0.08)%

$72,047	$64,432	$66,426	$46,769	$12,621	$13,741
1.03%	1.06%	1.08%	1.12%	1.17%	1.14%
1.16%	1.13%	1.14%	1.32%	1.33%	1.16%
2.96%	2.73%	1.78%	1.87%	1.46%	2.01%
2.83%	2.66%	1.72%	1.67%	1.30%	1.99%
46%	65%	60%	84%	125%	120%

33

Financial highlights

Delaware Global Listed Real Assets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

34

Six months ended 4/30/23[1]	Year ended
(Unaudited)	10/31/22	10/31/21	10/31/20	10/31/19[2]	10/31/18
$12.89	$14.72	$11.47	$12.91	$10.89	$11.41

0.19	0.40	0.26	0.23	0.18	0.24
0.53	(1.22)	3.24	(1.18)	2.08	(0.23)
0.72	(0.82)	3.50	(0.95)	2.26	0.01

(0.34)	(0.54)	(0.25)	(0.17)	(0.24)	(0.22)
(1.13)	(0.47)	—	(0.32)	—	(0.26)
—	—	—	—	—	(0.05)
(1.47)	(1.01)	(0.25)	(0.49)	(0.24)	(0.53)

$12.14	$12.89	$14.72	$11.47	$12.91	$10.89

6.13%	(5.95)%	30.71%	(7.51)%	21.00%	0.09%

$5,617	$5,559	$8,495	$6,599	$5,396	$4,876
0.94%	0.97%	1.00%	1.02%	1.07%	1.01%
1.07%	1.03%	1.04%	1.22%	1.23%	1.03%
3.06%	2.82%	1.86%	1.97%	1.56%	2.14%
2.93%	2.76%	1.82%	1.77%	1.40%	2.12%
46%	65%	60%	84%	125%	120%

35

Notes to financial statements

Delaware Global Listed Real Assets Fund	April 30, 2023 (Unaudited)

Delaware Global Listed Real Assets Fund (Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Foreign currency exchange contracts and foreign cross

36

currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2023, and for all open tax years (years ended October 31, 2019 – October 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon

37

Notes to financial statements

Delaware Global Listed Real Assets Fund

1. Significant Accounting Policies (continued)

settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

38

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Distributions received from investments in limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first

39

Notes to financial statements

Delaware Global Listed Real Assets Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

$500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.99% of the Fund’s average daily net assets for all share classes other than Class R6 and 0.90% of the Fund’s average daily net assets of the Class R6 shares from February 28, 2023 through April 30, 2023.* From November 1, 2022 through February 27, 2023, DMC contractually agreed to waive all or a portion of its investment advisory fee and/or pay/reimburse expenses to 1.06% for all share classes other than Class R6 and 0.96% of the Fund’s average daily net assets of the Class R6 shares. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. For these services, DMC, not the Fund, pays MIMAK a fee, which is 0.18% of the average daily net assets of the Fund.

In addition, DMC or MIMAK may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL to execute Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMEL and MIMGL are also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis.

40

This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2023, the Fund paid $3,476 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2023, the Fund paid $32,226 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2023, the Fund paid $3,791 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2023, DDLP earned $758 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2023, DDLP received gross CDSC commissions of $62 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares

41

Notes to financial statements

Delaware Global Listed Real Assets Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from February 25, 2022 through February 28, 2024.

3. Investments

For the six months ended April 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$41,676,046
Purchases of US government securities	12,286,182
Sales other than US government securities	39,566,199
Sales of US government securities	13,350,583

At April 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$120,797,373
Aggregate unrealized appreciation of investments and derivatives	$8,377,587
Aggregate unrealized depreciation of investments and derivatives	(7,657,761)
Net unrealized appreciation of investments and derivatives	$719,826

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s

42

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Total
Securities
Assets:
Closed-Ended Trust	$522,375	$—	$522,375
Common Stocks
Consumer Staples	1,781,805	—	1,781,805
Energy	10,467,672	1,145,915	11,613,587
Financials	130,747	—	130,747
Home builders	—	439,526	439,526
Industrials	5,239,325	6,695,256	11,934,581
Information Technology	—	1,461,225	1,461,225
Materials	8,157,798	1,051,248	9,209,046
Real Estate	824,260	—	824,260
Real Estate Operating Companies/Developer	—	809,163	809,163
REIT Diversified	150,030	2,972,753	3,122,783

43

Notes to financial statements

Delaware Global Listed Real Assets Fund

3. Investments (continued)

	Level 1	Level 2	Total
REIT Healthcare	$2,558,208	$79,857	$2,638,065
REIT Hotel	455,076	—	455,076
REIT Industrial	2,328,172	1,204,541	3,532,713
REIT Information Technology	2,428,564	—	2,428,564
REIT Mall	473,904	—	473,904
REIT Manufactured Housing	923,364	—	923,364
REIT Multifamily	1,812,739	641,428	2,454,167
REIT Office	—	511,966	511,966
REIT Retail	112,268	518,679	630,947
REIT Self-Storage	1,883,351	349,738	2,233,089
REIT Shopping Center	826,183	89,395	915,578
REIT Single Tenant	2,022,534	—	2,022,534
REIT Specialty	672,839	—	672,839
Utilities	2,298,167	10,984,623	13,282,790
Corporate Bonds	—	13,219,768	13,219,768
Loan Agreements	—	2,539,444	2,539,444
Non-Agency Commercial Mortgage-Backed Securities	—	1,990,250	1,990,250
Sovereign Bonds	—	12,892,870	12,892,870
US Treasury Obligations	—	12,465,251	12,465,251
Short-Term Investments	3,508,056	—	3,508,056
Total Value of Securities	$49,577,437	$72,062,896	$121,640,333

Derivatives
Assets:
Foreign Currency Exchange Contracts	$—	$18,997	$18,997
Liabilities:
Foreign Currency Exchange Contracts	$—	$(142,131)	$(142,131)

During the six months ended April 30, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. During the six months ended April 30, 2023, there were no Level 3 investments.

44

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/23	Year ended 10/31/22
Shares sold:
Class A	84,435	245,752
Class C	7,268	29,115
Class R	17,179	42,558
Institutional Class	1,019,995	1,890,454
Class R6	6,716	37,700

Shares issued upon reinvestment of dividends and distributions:
Class A	371,886	205,400
Class C	12,638	7,087
Class R	34,190	18,375
Institutional Class	620,367	325,393
Class R6	51,960	28,446
	2,226,634	2,830,280

Shares redeemed:
Class A	(256,136)	(412,899)
Class C	(35,059)	(41,479)
Class R	(53,641)	(58,629)
Institutional Class	(708,668)	(1,733,397)
Class R6	(27,334)	(212,114)
	(1,080,838)	(2,458,518)
Net increase	1,145,796	371,762

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2023 and the year ended 2022, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
4/30/23	46,546	1,981	12,188	14,232	46,247	$755,695
Year ended
10/31/22	—	996	4,352	5,369	—	68,999

45

Notes to financial statements

Delaware Global Listed Real Assets Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of April 30, 2023, or at any time during the year then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

46

During the six months ended April 30, 2023, the Fund entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date and to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at April 30, 2023.

During the six months ended April 30, 2023, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised,

47

Notes to financial statements

Delaware Global Listed Real Assets Fund

6. Derivatives (continued)

the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at April 30, 2023.

During the six months ended April 30, 2023, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Fair values of derivative instruments as of April 30, 2023 were as follows:

Asset Derivatives Fair Value
Statement of Assets and	Currency
Liabilities Location	Contracts
Unrealized appreciation on foreign currency exchange contracts	$18,997

Liability Derivatives Fair Value
Statement of Assets and	Currency
Liabilities Location	Contracts
Unrealized depreciation on foreign currency exchange contracts	$(142,131)

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2023 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Total
Currency contracts	$(538,656)	$—	$—	$(538,656)
Interest rate contracts	—	12,320	(6,797)	5,523
Total	$(538,656)	$12,320	$(6,797)	$(533,133)

48

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$(727,084)	$—	$(727,084)
Interest rate contracts	—	(563)	(563)
Total	$(727,084)	$(563)	$(727,647)

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended April 30, 2023:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional value)	$1,164,692	$14,085,668
Futures contracts (average notional value)	48,768	17,606
Options contracts (average notional value)*	91	—

*Long represents purchased options and short represents written options.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

49

Notes to financial statements

Delaware Global Listed Real Assets Fund

7. Offsetting (continued)

At April 30, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$9,682	$—	$9,682
HSBC	3,022	—	3,022
JPMorgan Chase Bank	—	(142,131)	(142,131)
TD Bank	6,293	—	6,293
Total	$18,997	$(142,131)	$(123,134)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$9,682	$—	$—	$—	$—	$9,682
HSBC	3,022	—	—	—	—	3,022
JPMorgan Chase Bank	(142,131)	—	—	—	90,000	(52,131)
TD Bank	6,293	—	—	—	—	6,293
Total	$(123,134)	$—	$—	$—	$90,000	$(33,134)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security

50

loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2023, the Fund had no securities out on loan.

9. Credit and Market Risk

The global outbreak of COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The

51

Notes to financial statements

Delaware Global Listed Real Assets Fund

9. Credit and Market Risk (continued)

impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The value of the Fund’s shares will be affected by factors particular to real estate, infrastructure, natural resources, and inflation-linked securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory, and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The investment team does not plan to always implement exposure to commodities in the Fund, however, they will consider holding commodity exchange-traded funds in market scenarios where inflation is running higher than normal and their asset allocation model signals for additional commodity exposure. In addition, the Fund may use futures and options on commodities for a variety of purposes such as hedging against adverse changes in the market prices of securities, as a substitute for purchasing or selling securities, to increase the Fund’s return as a non-hedging strategy that may be considered speculative and to manage the Fund’s portfolio characteristics.

The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the

52

portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals.

Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk, and financing risk. Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the change in presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy, and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure, and other markets.

High yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. Because the Fund invests significantly in natural resources securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature

53

Notes to financial statements

Delaware Global Listed Real Assets Fund

9. Credit and Market Risk (continued)

(such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.

Energy infrastructure Master Limited Partnerships (MLPs) are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including those due to commodity production, volumes, commodity prices, weather conditions, terrorist attacks, etc. They are also subject to significant federal, state, and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If the Fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of

54

these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended April 30, 2023.

55

Notes to financial statements

Delaware Global Listed Real Assets Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

12. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

56

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in the Fund’s financial statements.

57

Other Fund information (Unaudited)

Delaware Global Listed Real Assets Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

58

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments
(a)	Included as part of report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits
(a)	(1)	Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE POOLED TRUST

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2023
/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2023